Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Consolidated Statements of Cash Flows
Cash, cash equivalents and restricted cash	¥ 6,397,860	$ 918,995	¥ 10,206,538	¥ 8,691,246
Less: Cash, cash equivalents and restricted cash of held for sales at end of the year	1,133	163	537,056	337,212
Cash, cash equivalents and restricted cash of continuing operations, end of the year	¥ 6,396,727	$ 918,832	¥ 9,669,482	¥ 8,354,034